UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longacre Fund Management, LLC
Address: 1325 Avenue of the Americas
         28th Floor
         New York, New York  10019

13F File Number:  028-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vladimir Jelisavcic
Title:     Manager
Phone:     212-259-4300

Signature, Place, and Date of Signing:

 /s/  Vladimir Jelisavcic     New York, New York     August 14, 2012

The market value for DHT Holdings Inc. is calculated using the price before the 12-for-1 reverse stock split.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $71,281 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14866                     LSE Fund Management, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0      851  1000000 PRN      SOLE                  1000000        0        0
ATP OIL & GAS CORP             COM              00208J108      168    50000 SH  PUT  SOLE                    50000        0        0
ATP OIL & GAS CORP             COM              00208J108        3     1000 SH  PUT  DEFINED 1                1000        0        0
BARRETT BILL CORP              COM              06846N104      214    10000 SH       SOLE                    10000        0        0
BARRETT BILL CORP              COM              06846N104       43     2000 SH       DEFINED 1                2000        0        0
CBS CORP NEW                   CL B             124857202      269     8207 SH       DEFINED 1                8207        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      298    16000 SH       SOLE                    16000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107       74     4000 SH       DEFINED 1                4000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      298    16000 SH  CALL SOLE                    16000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107       74     4000 SH  CALL DEFINED 1                4000        0        0
CISCO SYS INC                  COM              17275R102       86     5000 SH       SOLE                     5000        0        0
CISCO SYS INC                  COM              17275R102      103     6000 SH       DEFINED 1                6000        0        0
DANA HLDG CORP                 COM              235825205      320    25000 SH       SOLE                    25000        0        0
DHT HOLDINGS INC               COM              Y2065G121      138   220320 SH       DEFINED 1              220320        0        0
FORBES ENERGY SVCS LTD         COM              345143101      118    25000 SH       SOLE                    25000        0        0
FORBES ENERGY SVCS LTD         COM              345143101      194    41276 SH       DEFINED 1               41276        0        0
GRACE W R & CO DEL NEW         COM              38388F108      212     4209 SH       DEFINED 1                4209        0        0
ISHARES INC                    MSCI SPAIN       464286764     8558   345100 SH  CALL SOLE                   345100        0        0
ISHARES INC                    MSCI SPAIN       464286764      198     8000 SH  CALL DEFINED 1                8000        0        0
ISHARES TR                     HIGH YLD CORP    464288513    17117   187500 SH  PUT  SOLE                   187500        0        0
ISHARES TR                     S&P EURO PLUS    464287861     5729   170000 SH  CALL SOLE                   170000        0        0
ISTAR FINL INC                 COM              45031U101      181    28000 SH       SOLE                    28000        0        0
LEAR CORP                      COM NEW          521865204      214     5677 SH       DEFINED 1                5677        0        0
LOWES COS INC                  COM              548661107      270     9484 SH       DEFINED 1                9484        0        0
QEP RES INC                    COM              74733V100      300    10000 SH       SOLE                    10000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     1493    76000 SH       SOLE                    76000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106      137    21509 SH       DEFINED 1               21509        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      247    10000 SH  PUT  SOLE                    10000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107       25     1000 SH  PUT  DEFINED 1                1000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      310     2000 SH  CALL SOLE                     2000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    15053    97000 SH  PUT  SOLE                    97000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    15040   110500 SH  PUT  SOLE                   110500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2654    19500 SH  PUT  DEFINED 1               19500        0        0
WPX ENERGY INC                 COM              98212B103      243    15000 SH       SOLE                    15000        0        0
WPX ENERGY INC                 COM              98212B103       49     3000 SH       DEFINED 1                3000        0        0